Class N [Member] Annual Fund Operating Expenses - Class N - NICHOLAS II INC - CLASS N	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.90%